Capital structure and financial items - Distributions to shareholders - Narrative (Details) - DKK (kr) kr / shares in Units, kr in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net cash distribution to shareholders in the form of dividends and share repurchases			kr 40,964	kr 36,976	kr 34,743
Free cash flow			29,319
Total dividend for year			kr 23,711	kr 21,066
Dividends paid (DKK per share)	kr 3.50	kr 5.85	kr 10.40	kr 9.10
Dividends proposed			kr 15,690
Dividends pending approval (DKK per share)			kr 6.90
Total dividend	kr 8,021	kr 13,496	kr 21,517	kr 20,121	kr 19,409